Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,165,074.72

Principal:
Principal Collections	$13,051,868.94
Prepayments in Full	$7,496,611.33
Liquidation Proceeds	$246,264.99
Recoveries	$67,127.71
Sub Total	$20,861,872.97
Collections	$22,026,947.69

Purchase Amounts:
Purchase Amounts Related to Principal	$618,195.99
Purchase Amounts Related to Interest	$3,454.68
Sub Total	$621,650.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,648,598.36

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$22,648,598.36
Servicing Fee	$275,444.68	$275,444.68	$0.00	$0.00	$22,373,153.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,373,153.68
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,373,153.68
Interest - Class A-3 Notes	$5,978.31	$5,978.31	$0.00	$0.00	$22,367,175.37
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$22,113,269.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,113,269.37
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$22,026,888.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,026,888.20
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$21,964,078.45
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,964,078.45
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$21,883,355.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,883,355.45
Regular Principal Payment	$19,301,913.53	$19,301,913.53	$0.00	$0.00	$2,581,441.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,581,441.92
Residuel Released to Depositor	$0.00	$2,581,441.92	$0.00	$0.00	$0.00
Total		$22,648,598.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,301,913.53
Total					$19,301,913.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$7,320,382.19	$15.46	$5,978.31	$0.01	$7,326,360.50	$15.47
Class A-4 Notes	$11,981,531.34	$62.13	$253,906.00	$1.32	$12,235,437.34	$63.45
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$19,301,913.53	$13.91	$489,798.23	$0.35	$19,791,711.76	$14.26

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$7,320,382.19	0.0154634	$0.00	0.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$180,858,468.66	0.9378680
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$295,390,382.19	0.2128525	$276,088,468.66	0.1989440

Pool Information
Weighted Average APR	4.197%	4.203%
Weighted Average Remaining Term	29.36	28.60
Number of Receivables Outstanding	29,280	27,534
Pool Balance	$330,533,612.91	$308,929,546.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$295,390,382.19	$276,088,468.66
Pool Factor	0.2148655	0.2008216

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$32,841,077.49
Targeted Overcollateralization Amount	$32,841,077.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,841,077.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	35

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		143	$191,125.45
(Recoveries)		172	$67,127.71
Net Losses for Current Collection Period			$123,997.74
Cumulative Net Losses Last Collection Period			$10,959,224.16
Cumulative Net Losses for all Collection Periods			$11,083,221.90

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.75%	631	$8,495,057.79
61-90 Days Delinquent	0.27%	62	$849,064.41
91-120 Days Delinquent	0.06%	14	$185,483.89
Over 120 Days Delinquent	0.38%	89	$1,180,475.13
Total Delinquent Receivables	3.47%	796	$10,710,081.22

Repossession Inventory:
Repossessed in the Current Collection Period		16	$257,987.65
Total Repossessed Inventory		22	$367,484.96

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7372%
Preceding Collection Period			0.1324%
Current Collection Period			0.4654%
Three Month Average			0.4450%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4719%
Preceding Collection Period			0.5943%
Current Collection Period			0.5993%
Three Month Average			0.5551%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer